UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%
	Shares	Value

BUSINESS SERVICES — 13.2%
Cognizant Technology Solutions, Cl A*	1,859,313	$145,361,090
Visa, Cl A	744,345	117,539,519

		262,900,609

CONSUMER DISCRETIONARY — 19.2%
Amazon.com	387,679	102,928,774
Chipotle Mexican Grill, Cl A	336,852	103,416,933
Viacom, Cl B	1,530,031	92,337,371
Yum! Brands	1,279,851	83,113,524

		381,796,602

CONSUMER STAPLES — 3.9%
Mead Johnson Nutrition, Cl A	1,027,640	78,100,640

FINANCIALS — 9.6%
CME Group, Cl A	1,652,023	95,553,010
T Rowe Price Group	1,329,526	94,994,633

		190,547,643

HEALTH CARE — 20.5%
Allergan	562,284	59,045,443
Celgene*	1,287,890	127,449,594
Gilead Sciences	995,119	39,257,445
Illumina*	1,705,134	86,330,934
Intuitive Surgical	168,633	96,859,423

		408,942,839

INFORMATION TECHNOLOGY — 16.1%
Apple	236,007	107,456,347
Google, Cl A*	156,093	117,957,919
IHS, Cl A	924,259	95,106,251

		320,520,517

MATERIALS — 6.0%
Ecolab	911,903	66,021,777
Praxair	477,407	52,691,411

		118,713,188

TELECOMMUNICATION SERVICES — 4.5%
American Tower, Cl A	1,170,919	89,165,482

WIRELESS — 4.9%
Qualcomm	1,493,283	98,601,476

TOTAL COMMON STOCK (Cost $1,410,022,730)		1,949,288,996

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT — 4.1%
	Shares	Value

Fidelity Institutional Money Market Funds—Prime Money Market Portfolio, Cl I, 0.030% (A) (Cost $81,987,508)	81,987,508	$81,987,508

TOTAL INVESTMENTS — 102.0% (Cost $1,492,010,238)†		$2,031,276,504

Percentages are based on Net Assets of $1,991,271,272.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl	— Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,492,010,238, and the unrealized appreciation and depreciation were $556,157,075 and $(16,890,809), respectively.

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2013, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013